Consolidated balance sheet - EUR (€) € in Millions	Jun. 30, 2025	Dec. 31, 2024	Jun. 30, 2024
Non-current assets
Goodwill	€ 20,611	€ 22,311	€ 22,009
Intangible assets	17,430	18,590	19,092
Property, plant and equipment	10,940	11,669	11,098
Pension asset for funded schemes in surplus	4,083	4,164	3,837
Deferred tax assets	1,110	1,280	1,055
Financial assets	1,570	1,571	1,506
Other non-current assets	1,065	971	1,014
Total non-current assets	56,809	60,556	59,611
Current assets
Inventories	5,502	5,177	5,621
Trade and other current receivables	7,691	6,011	7,999
Current tax assets	389	373	168
Cash and cash equivalents	4,344	6,136	4,970
Other financial assets	1,123	1,330	1,445
Assets held for sale	141	167	18
Total current assets	19,190	19,194	20,221
Total assets	75,999	79,750	79,832
Current liabilities
Financial liabilities	7,155	6,987	7,643
Trade payables and other current liabilities	16,297	16,690	17,209
Current tax liabilities	903	678	721
Provisions	698	831	557
Liabilities held for sale	46	48	0
Total current liabilities	25,099	25,234	26,130
Non-current liabilities
Financial liabilities	24,870	25,066	24,011
Non-current tax liabilities	399	585	494
Pensions and post-retirement healthcare liabilities:
Funded schemes in deficit	93	173	144
Unfunded schemes	938	1,021	1,002
Provisions	537	571	581
Deferred tax liabilities	3,929	4,342	4,263
Other non-current liabilities	203	203	184
Total non current liabilities	30,969	31,961	30,679
Total liabilities	56,068	57,195	56,809
Equity
Shareholders’ equity	17,795	19,990	20,308
Non-controlling interests	2,136	2,565	2,715
Total equity	19,931	22,555	23,023
Total liabilities and equity	€ 75,999	€ 79,750	€ 79,832